Pledged Assets (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012	Mar. 31, 2012
Pledged Assets [Line Items]
Investment securities pledged as collateral for acting as a collection agent for public funds	¥ 18,254,235
Cash collateral paid for derivative transactions included in other assets	1,106,095	1,334,968
Cash collateral received for derivative transactions included in other liabilities	¥ 292,570	¥ 272,806